Prepayments, Deposits and Other Assets, Net (Details) - Schedule of prepayments, deposits and other assets, net - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Prepayments Deposits And Other Assets Net Abstract
Prepaid expenses	$ 928,025	$ 1,559,176
Contract assets	1,461,411	513,199
Advances and deposits to suppliers	728,238	651,402
Deferred contract costs	714,127	376,138
Government subsidies	437,288
Note receivables	187,916	127,027
Advances to employees	6,865	13,755
Due from Infogain		185,906
Less: allowance for doubtful accounts
Total	4,463,870	3,426,603
Less: non-current portion	(248,456)	(896,145)
Prepayments, deposits and other assets – current portion	$ 4,215,414	$ 2,530,458